Commitments	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
Commitments	Commitments
The Group is subject to commitments which occur in the normal course of business. The Group plans to fund these commitments out of existing facilities and internally generated funds.
a.Lease commitments
The lease commitments in which the Group is a lessee refer to the leasing of its office spaces located in Grand Cayman, Bogotá, London, Montevideo, New York, Santiago and São Paulo. The Consolidated Statement of Financial Position and the Consolidated Income Statement discloses the following amounts relating to leases:
Amounts recognized in the Consolidated Statement of Financial Position

	2023	2022

Right-of-use assets	20,329	18,122
(-) Depreciation of right-of-use assets	(5,845)	(2,833)
Right-of-use assets	14,484	15,289
Lease liabilities (current)	3,014	2,243
Lease liabilities (non-current)	12,822	13,851
Lease liabilities	15,836	16,094
Amounts recognized in the Consolidated Income Statement

	2023	2022	2021

Depreciation of right-of-use assets	(3,019)	(2,405)	(1,201)
Interest on lease liabilities	(1,243)	(1,807)	(1,022)
Principal paid	(2,434)	(1,652)	(832)
Refer to note 30 liquidity risk disclosures for maturity analysis on lease contracts.
Refer to note 31 for disclosures on leases with a related party.
b.Consideration payable on acquisition
The following table reflects consideration payable from acquisition transactions

	2023	2022

Deferred consideration payable – Moneda (i)	48,710	15,889
Consideration payable on acquisition – Igah (iv)	—	4,771
Consideration payable on acquisition – Bari	3,570	—
Consideration payable on acquisition – Move	1,886	—
Consideration payable on acquisition – VBI (iii)	2,553	11,792
Consideration payable on acquisition - Bancolombia	1,348	—
Consideration payable on acquisition - Kamaroopin (ii)	1,020	735

Current liabilities – consideration payable on acquisition	59,087	33,187

Consideration payable on acquisition - Bancolombia	24,652	—
Deferred consideration payable (i) – Moneda	—	10,592
Contingent consideration payable on acquisition – Moneda (note 30(b))	—	12,891
Contingent consideration payable on acquisition – VBI (note 30(b))	11,053	9,072
Consideration payable on acquisition - Kamaroopin (ii)	—	859
Contingent consideration payable on acquisition – Kamaroopin (note 30(b))	7,148	—

Non-current liabilities – consideration payable on acquisition	42,853	33,414

(i)The Moneda business combination transaction included US$ 58.7 million on acquisition date expected to be paid to Moneda’s former partners who are currently employees of the Group. The amount to be paid in exchange for their services was subject to a time vesting period up until December 1, 2023 and December 1, 2024, and payable in two equal installments in cash. On December 4, 2023, an amendment to the transaction purchase agreement for Moneda was concluded to settle the first instalment due in the Company’s Class A common shares rather than cash for strategic liquidity purposes.
    This expense is recognized as a compensation expense as the employees render services and is not part of the Purchase Price Allocation. For the years ending December 31, 2023 and 2022, deferred consideration expenses in the Group’s Consolidated Income Statement were as a result of the following:

	2023	2022	2021

Moneda	(22,229)	(24,444)	(2,037)
Blue Macaw (note 5(e))	(732)	—	—
Total deferred consideration	(22,961)	(24,444)	(2,037)

(ii)Consideration payable for the acquisition of the first tranche of Kamaroopin (when acquired as an associate of the Company in 2022) will be paid in the next 12 months.
(iii)The consideration payable to VBI is indexed to interbank interest rates (CDI) in Brazil as per the terms of the acquisition agreement. The liability includes the second installment payable to selling shareholder of VBI and a preferred dividend payable to the preferred shareholders of VBI, determined in accordance with the terms of the acquisition agreement.
(iv)Consideration payable for the acquisition of Igah per terms of the purchase agreement consisting of equity consideration in common shares net of dividends in relation to the total Class A common shares issued (included as part of the consideration transfer to sellers of Igah per note 29).
(v)Cash Settlements during the year ending December 31, 2023 and 2022 includes:

Description	2023	2022

Acquisition payable - Moneda	—	(16,437)
Acquisition payable - Kamaroopin	(998)	—
Acquisition payable - VBI	(13,686)	—
Total acquisition payables paid	(14,684)	(16,437)

Deferred consideration paid – Blue Macaw (note 5(e))	(732)	—

    Amounts in relation to Blue Macaw refer to the exercise of a pre-agreed purchase option for an additional stake in a recently acquired asset (note 5(e)). This option, referred to as Option 1, was part of the initial acquisition agreement and does not have any performance conditions attached. The expense is recognized as deferred consideration in the Group’s audited Consolidated Income Statement due to its non-routine nature and indirect association with a strategic asset acquisition.
(vi)Non-cash (Class A common shares of the Company) settlements during the year ending December 31, 2023 and 2022

Description	2023	2022

Acquisition payable – Igah	(5,385)	—
	(5,385)	—
c.SPAC commitments liability
The holders of SPAC Class A Ordinary Shares of PLAO have the right to redeem their shares in cash at the earliest of (i) upon the completion of PLAO’s initial business combination or (ii) 15 months or up to 21 months (if extended) from the closing of the IPO transaction.
The Group accounts for the SPAC Class A Ordinary Shares subject to redemption as a financial liability measured at amortized cost which as of December 31, 2023 was US$ 187.36 million (December 31, 2022: US$ 234.1 million). The instrument was initially recognized at fair value, net of the corresponding eligible transaction costs. The warrant component issued to the shareholders of PLAO is separately accounted for as derivatives and measured at fair value with the change in fair value recorded in the statement of income.
Offering costs consist of legal, accounting, underwriting and other costs incurred through the balance sheet date that are directly related to the SPAC’s IPO. Upon the completion of the IPO, the offering costs were allocated using the relative fair values of the SPAC’s Class A Ordinary Shares and its Warrants. The costs allocated to Warrants were recognized in other expenses and those related to the SPAC’s Class A Ordinary Shares were charged against the carrying value of SPAC’s Class A Ordinary Shares to subsequently accrete the SPAC’s Class A Ordinary Shares to redemption value. Transaction costs include US$ 4.6 million in upfront underwriting commissions deducted from the SPAC’s IPO proceeds and US$16.8 million in other offering costs which were expensed ($6.2 million and $10.6 million for the years ending December 31, 2023 and 2022 respectively).
The SPAC is subject to laws and regulations enacted by national, regional and local governments. In particular, it is required to comply with certain SEC and other legal requirements. Compliance with, and monitoring of, applicable laws and regulations may be difficult, time consuming and costly. Those laws and regulations and their interpretation and application may also change from time to time and those changes could have a material adverse effect on the business, investments and results of operations. In addition, a failure to comply with applicable laws or regulations, as interpreted and applied, could have a material adverse effect on the business, including the ability to negotiate and complete an initial business combination, and results of operations.
Movements during the period on the Group’s commitment subject to possible redemption are detailed below. Movements of the SPAC’s IPO initial costs and interest earned represent a non-cash charge against commitments subject to redemption and has no impact on the Group’s consolidated cash flow statement during the period which will be settled upon any redemptions:

Commitment subject to possible redemption

Balance at December 31, 2021	—
Commitment subject to possible redemption raised	220,458
IPO expenses - SPAC	10,325
Interest earned on trust account	3,362
Balance at December 31, 2022	234,145
Amortization of SPAC IPO initial cost	6,166
Interest earned on trust account	10,109
Deposits	2,100
Redemptions (note 5(a))	(65,164)
Balance at December 31, 2023	187,356
d.Gross obligation under put option
i.VBI –Option arrangements
The business combination with VBI (as disclosed in notes 12(d) and 29), included VBI Option arrangements with the non-controlling shareholders, exercisable at specified future dates.
The measurement of the put option liability is based on the expected gross redemption amount payable from exercising the VBI Option arrangements and discounting to the present value on acquisition date which is also included under non-controlling interest in the Consolidated Statement of Changes in Equity. The fair value of the underlying business is calculated using a discounted cash flow analysis based on the relevant Group’s subsidiary budgeted cash flows and forecasts. The estimate takes into consideration the projected AUM of VBI during periods when the VBI Option arrangements can be exercised. Accordingly, the measurement of the put option liability is subject to significant estimation uncertainty.
Other assumptions used by the Group when determining the gross obligation under a put option liability are closely linked to the broader market expectations in the real estate industry and the budgeted cash flows and forecasts of the entities acquired. The financial liability is recorded at amortized cost after recognition and is subject to annual review of estimated redemption amount.
As of December 31, 2023, the gross obligation had a present value of US$ 81.6 million (December 31, 2022: US$ 65.5 million with acquisition date present value of US$ 60.9 million). The value of the premium received from non-controlling interest shareholders for the VBI put option amounted to US$ 5.4 million resulting in US$ 55.5 million recorded within non-controlling interest at acquisition date.
ii.Igah IV –Option arrangements
The business combination with Igah IV (as disclosed in notes 12(d) and 29), includes Igah Option arrangements with the selling shareholders of Igah IV, exercisable at specified future dates.
The measurement of the put option liability is based on the expected gross redemption amount payable from exercising the Igah Option arrangements and discounting to the present value on acquisition date. The fair value of the underlying business is calculated using a discounted cash flow analysis based on the relevant Group’s subsidiary budgeted cash flows and forecasts. The estimate takes into consideration the projected AUM of Igah IV during periods when the Igah Option arrangements can be exercised. Accordingly, the measurement of the put option liability is subject to significant estimation uncertainty.
In addition, the selling shareholders of Igah IV are entitled to any dividends from the acquisition date because of equity consideration using Class A common shares to settle the Igah Option arrangement.
Other assumptions contained in the discounted cash flow analysis as of December 31, 2023 used by the Group when determining the gross obligation under a put option liability are closely linked to the broader market expectations in the private equity and venture capital industry and the budgeted cash flows and forecasts of the entities acquired – refer to note 29(d) regarding anticipated acquisition method used to consolidate Igah into the Group. The financial liability is recorded at amortized cost after recognition.
Movements during the year on the Group’s gross obligation under the VBI put option and the Igah put option are detailed below.

Purchase commitments for minority interests shares
	Note	VBI	Igah IV	Total

Balance at December 31, 2022		65,544	7,884	73,428
Cumulative translation adjustment		5,377	—	5,377
Purchase price allocation adjustments		—	2,455	2,455
Gross obligation adjustments	25(b)	10,667	999	11,666
Balance at December 31, 2023		81,588	11,338	92,926
e.Long-term borrowings
On September 1, 2023, Patria Finance Limited (the “Borrower”), a subsidiary of the Group entered into an unsecured loan agreement with Banco Santander, S.A. (the “Lender”) for a total amount of US$ 100 million (the “Loan Facility”). The Loan Facility is guaranteed by the Company and is subject to certain covenants.
As of December 31, 2023, the outstanding balance of the credit facility is nil with a remaining US$ 75 million financing to draw on until the first anniversary of the closing of the Loan Facility.
The loan agreement includes covenants related to the AUM and total debt to fee related earnings ratio of the Company as guarantor.
The transaction costs associated with this loan include a commitment fee applicable for the first two calendar quarters following loan origination, and a fee on unused commitment for the last two quarters.
The loan will be initially measured at fair value minus transaction costs and subsequently measured at amortized cost in accordance with IFRS 9. As of December 31, 2023, unamortized debt issuance costs are presented within other assets due to no outstanding balance of the Loan Facility as of December 31, 2023.
The Company manages its exposure to credit risk arising from the Loan Facility by monitoring compliance with loan covenants on a regular basis.